Principal Life Insurance Company Separate Account B

Supplement dated August 30, 2018
to the Statutory Prospectus dated May 1, 2018 for:

Principal Flexible Variable Annuity
(as supplemented on June 21, 2018 and June 29, 2018)
Principal Investment Plus Variable AnnuitySM (for applications signed on or after August 1, 2013)
(as supplemented on June 21, 2018 and June 29, 2018)
Principal Investment Plus Variable AnnuitySM (for applications signed before August 1, 2013)
(as supplemented on June 21, 2018 and June 29, 2018)

This supplement updates information contained in the Statutory Prospectus for the variable annuity contracts referenced above. Please retain this supplement for future reference.

SEPARATE ACCOUNT INVESTMENT OPTIONS
In the table, delete Deutsche Variable Insurance Portfolio - Class B and replace with DWS Variable Insurance Portfolio - Class B.

TABLE OF SEPARATE ACCOUNT DIVISIONS
Delete the section for Deutsche Small Mid Cap Value Division and add the following alphabetically to the list:

DWS Small Mid Cap Value Division

Invests in:	DWS Small Mid Cap Value VIP – Class B
Investment Advisor:	DWS Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.